Summary of Significant Accounting Policies (Details) - Schedule of Class A Ordinary Shares Reflected in the Balance Sheets - Class A Ordinary Shares Subject to Possible Redemption [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Temporary Equity [Line Items]
Class A ordinary shares subject to possible redemption	$ 24,276,178	$ 229,692,494	$ 202,000,000
Class A ordinary shares subject to possible redemption	13,260,262	24,276,178	229,692,494
Less:
Redemptions	(11,325,822)	(211,918,105)
Plus:
Remeasurement of carrying value to redemption value	$ 309,906	$ 6,501,789	$ 2,442,494